AMG Boston Common Global Impact Fund
Schedule of Portfolio Investments (unaudited)
June 30, 2025
	Shares	Value
Common Stocks - 99.1%
Communication Services - 9.6%
Alphabet, Inc., Class A (United States)	91,536	$16,131,389
Deutsche Telekom AG (Germany)	271,500	9,937,878
Netflix, Inc. (United States)*	13,085	17,522,516
Singapore Telecommunications, Ltd. (Singapore)	2,632,600	7,936,733

Total Communication Services		51,528,516
Consumer Discretionary - 4.6%
Booking Holdings, Inc. (United States)	1,055	6,107,648
BYD Co., Ltd., Class H (China)	637,770	9,930,100
KB Home (United States)	83,167	4,405,356
Sony Group Corp. (Japan)	168,200	4,373,255

Total Consumer Discretionary		24,816,359
Consumer Staples - 4.7%
Colgate-Palmolive Co. (United States)	71,075	6,460,717
Kerry Group PLC, Class A (Ireland)	53,060	5,862,408
Sprouts Farmers Market, Inc. (United States)*	40,848	6,725,215
Unilever PLC (United Kingdom)	97,700	5,963,349

Total Consumer Staples		25,011,689
Financials - 19.1%
Alpha Bank, S.A. (Greece)	2,252,375	7,933,024
Ameriprise Financial, Inc. (United States)	9,760	5,209,205
Chubb, Ltd. (Switzerland)	31,520	9,131,974
HA Sustainable Infrastructure Capital, Inc. (United States)[1]	187,056	5,024,324
Hannover Rueck SE (Germany)	19,893	6,268,550
HDFC Bank, Ltd., ADR (India)	93,667	7,181,449
Intesa Sanpaolo S.p.A. (Italy)	1,361,405	7,842,251
Macquarie Group, Ltd. (Australia)	37,187	5,593,135
Morgan Stanley (United States)	52,095	7,338,102
ORIX Corp. (Japan)	532,750	12,022,397
Oversea-Chinese Banking Corp., Ltd. (Singapore)	408,400	5,237,042
PayPal Holdings, Inc. (United States)*	66,860	4,969,035
Ping An Insurance Group Co. of China, Ltd., Class H (China)	1,019,000	6,504,602
Visa, Inc., Class A (United States)	33,975	12,062,824

Total Financials		102,317,914
Health Care - 10.1%
Danaher Corp. (United States)	31,974	6,316,144
Edwards Lifesciences Corp. (United States)*	69,993	5,474,153
Eli Lilly & Co. (United States)	9,795	7,635,496
Gilead Sciences, Inc. (United States)	55,090	6,107,828
Merck & Co., Inc. (United States)	87,450	6,922,542
Novo Nordisk A/S, Class B (Denmark)	85,100	5,896,924
	Shares	Value

Quest Diagnostics, Inc. (United States)	22,125	$3,974,314
Roche Holding AG (Switzerland)	16,300	5,320,644
Vertex Pharmaceuticals, Inc. (United States)*	14,039	6,250,163

Total Health Care		53,898,208
Industrials - 15.6%
Ashtead Group PLC (United Kingdom)	60,400	3,873,214
Carrier Global Corp. (United States)	78,122	5,717,749
HD Hyundai Electric Co., Ltd. (South Korea)	16,565	6,210,003
Kurita Water Industries, Ltd. (Japan)	134,400	5,303,170
Mitsubishi Electric Corp. (Japan)	314,200	6,758,120
Prysmian S.p.A. (Italy)	128,798	9,118,798
RELX PLC (United Kingdom)	146,027	7,914,325
Schneider Electric SE (France)	38,955	10,458,829
Siemens AG (Germany)	20,565	5,282,289
Vertiv Holdings Co., Class A (United States)	70,439	9,045,072
Westinghouse Air Brake Technologies Corp. (United States)	30,389	6,361,937
Xylem, Inc. (United States)	56,804	7,348,166

Total Industrials		83,391,672
Information Technology - 24.9%
Adobe, Inc. (United States)*	12,159	4,704,074
Apple, Inc. (United States)	67,525	13,854,104
ASM International, N.V. (Netherlands)	11,155	7,155,683
Broadcom, Inc. (United States)	51,325	14,147,736
First Solar, Inc. (United States)*,1	23,728	3,927,933
Intuit, Inc. (United States)	11,790	9,286,158
Microsoft Corp. (United States)	46,960	23,358,374
NVIDIA Corp. (United States)	143,745	22,710,272
Salesforce, Inc. (United States)	28,357	7,732,670
SK Hynix, Inc. (South Korea)	45,700	9,847,510
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	71,332	16,155,985

Total Information Technology		132,880,499
Materials - 7.1%
Ball Corp. (United States)	93,125	5,223,381
CRH PLC (United States)	102,756	9,433,001
DSM-Firmenich AG (Switzerland)	45,689	4,860,632
Ecolab, Inc. (United States)	22,860	6,159,398
Smurfit WestRock PLC (Ireland)	180,525	7,789,654
Steel Dynamics, Inc. (United States)	33,445	4,281,295

Total Materials		37,747,361
Real Estate - 1.0%
Weyerhaeuser Co., REIT (United States)	197,928	5,084,770

AMG Boston Common Global Impact Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Utilities - 2.4%
American Water Works Co., Inc. (United States)	43,250	$6,016,507
SSE PLC (United Kingdom)	274,730	6,917,740

Total Utilities		12,934,247

Total Common Stocks (Cost $458,289,776)		529,611,235
Short-Term Investments - 0.8%
Other Investment Companies - 0.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.21%[2]	1,653,749	1,653,749
	Shares	Value

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%[2]	2,480,624	$2,480,624

Total Short-Term Investments (Cost $4,134,373)		4,134,373
Total Investments - 99.9% (Cost $462,424,149)		533,745,608
Other Assets, less Liabilities - 0.1%		562,050
Net Assets - 100.0%		$534,307,658

*	Non-income producing security.
[1]	Some of these securities, amounting to $8,467,460 or 1.6% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See below for more information.
[2]	Yield shown represents the June 30, 2025, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Information Technology	$115,877,306	$17,003,193	—	$132,880,499
Financials	50,916,913	51,401,001	—	102,317,914
Industrials	28,472,924	54,918,748	—	83,391,672
Health Care	42,680,640	11,217,568	—	53,898,208
Communication Services	33,653,905	17,874,611	—	51,528,516
Materials	32,886,729	4,860,632	—	37,747,361
Consumer Staples	13,185,932	11,825,757	—	25,011,689
Consumer Discretionary	10,513,004	14,303,355	—	24,816,359
Utilities	6,016,507	6,917,740	—	12,934,247
Real Estate	5,084,770	—	—	5,084,770
Short-Term Investments
Other Investment Companies	4,134,373	—	—	4,134,373
Total Investments in Securities	$343,423,003	$190,322,605	—	$533,745,608

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended June 30, 2025, there were no transfers in or out of Level 3.

AMG Boston Common Global Impact Fund
Schedule of Portfolio Investments (continued)
The country allocation in the Schedule of Portfolio Investments at June 30, 2025, was as follows:
Country	% of Long-Term Investments
Australia	1.1
China	3.1
Denmark	1.1
France	2.0
Germany	4.1
Greece	1.5
India	1.3
Ireland	2.6
Italy	3.2
Japan	5.4
Netherlands	1.3
Singapore	2.5
South Korea	3.0
Switzerland	3.6
Taiwan	3.0
United Kingdom	4.7
United States	56.5
100.0
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at June 30, 2025, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$8,467,460	—	$8,527,384	$8,527,384
The following table summarizes the securities received as collateral for securities lending at June 30, 2025:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-5.000%	08/31/25-11/15/54
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.